UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02631

                          Chestnut Street Exchange Fund
               (Exact name of registrant as specified in charter)

                              103 Bellevue Parkway
                              Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)

                                 Edward J. Roach
                          Chestnut Street Exchange Fund
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-1112

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)
                             STATEMENT OF NET ASSETS
                                 MARCH 31, 2010
                                  (UNAUDITED)

                                                           Shares       Value
                                                          -------   ------------
COMMON STOCKS--99.4%
BASICS--5.8%
Air Products & Chemicals, Inc. ........................   100,609   $  7,440,036
Cabot Corp. ...........................................    86,032      2,615,373
Cabot Microelectronics Corp.* .........................    42,373      1,602,971
                                                                    ------------
                                                                      11,658,380
                                                                    ------------
CAPITAL EQUIPMENT--8.4%
Emerson Electric Co. ..................................   181,112      9,117,178
General Electric Co. ..................................   364,049      6,625,692
Pitney Bowes, Inc. ....................................    39,154        957,315
                                                                    ------------
                                                                      16,700,185
                                                                    ------------
CONSUMER CYCLICALS--12.6%
3M Co. ................................................   139,285     11,640,047
CBS Corp., - Class B ..................................    60,100        837,794
Comcast Corp., - Class A ..............................   149,743      2,818,163
Procter & Gamble Co. ..................................    85,100      5,384,277
Walt Disney Co. (The) .................................   129,129      4,507,893
                                                                    ------------
                                                                      25,188,174
                                                                    ------------
ENERGY--9.8%
BP PLC ADR ............................................    41,979      2,395,742
Exxon Mobil Corp. .....................................   147,227      9,861,264
Schlumberger, Ltd. ....................................   114,584      7,271,501
                                                                    ------------
                                                                      19,528,507
                                                                    ------------
FINANCIAL--13.6%
American Express Co. ..................................    98,525      4,065,141
Ameriprise Financial, Inc. ............................    22,266      1,009,986
Bank of America Corp. .................................    56,084      1,001,099
JPMorgan Chase & Co. ..................................   140,310      6,278,873
Moody's Corp. .........................................    82,738      2,461,456
Wells Fargo & Co. .....................................   391,823     12,193,532
                                                                    ------------
                                                                      27,010,087
                                                                    ------------
HEALTH CARE--18.6%
Abbott Laboratories ...................................   167,916      8,845,815
Baxter International, Inc. ............................    64,986      3,782,185
Hospira, Inc.* ........................................    23,125      1,310,031
Johnson & Johnson .....................................   133,406      8,698,071
Medco Health Solutions, Inc.* .........................    91,862      5,930,611
Merck & Co., Inc. .....................................   225,815      8,434,190
                                                                    ------------
                                                                      37,000,903
                                                                    ------------

                                                           Shares       Value
                                                          -------   ------------
RETAIL--2.2%
Home Depot, Inc. ......................................    23,400   $    756,990
Kohl's Corp.* .........................................    15,200        832,656
Safeway, Inc. .........................................    44,558      1,107,712
Wal-Mart Stores, Inc. .................................    31,500      1,751,400
                                                                    ------------
                                                                       4,448,758
                                                                    ------------
STAPLES--7.2%
Altria Group, Inc. ....................................    18,000        369,360
Coca-Cola Co. (The) ...................................   164,147      9,028,085
Hanesbrands, Inc.* ....................................     5,688        158,240
Kraft Foods, Inc., - Class A ..........................    12,456        376,669
PepsiCo, Inc. .........................................    43,600      2,884,576
Philip Morris International, Inc. .....................    18,000        938,880
Sara Lee Corp. ........................................    45,506        633,899
                                                                    ------------
                                                                      14,389,709
                                                                    ------------
TECHNOLOGY--16.2%
Check Point Software
   Technologies Ltd.* .................................    30,100      1,055,306
Cisco Systems, Inc.* ..................................    32,700        851,181
Hewlett-Packard Co. ...................................    57,923      3,078,607
Intel Corp. ...........................................   762,531     16,973,940
International Business
   Machines Corp. .....................................    39,708      5,092,551
Microsoft Corp. .......................................   139,643      4,087,351
Oracle Corp. ..........................................    42,500      1,091,825
                                                                    ------------
                                                                      32,230,761
                                                                    ------------
TRANSPORTATION--2.8%
Union Pacific Corp. ...................................    75,844      5,559,365
                                                                    ------------
UTILITIES--2.2%
Verizon Communications, Inc. ..........................   143,830      4,461,607
                                                                    ------------
Total Common Stocks
   (Cost: $39,240,416) ................................             $198,176,436
                                                                    ------------

               See Accompanying Notes to Statement of Net Assets.

                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 MARCH 31, 2010
                                   (UNAUDITED)

                                                                        Value
                                                                    ------------
TOTAL INVESTMENT IN SECURITIES
   (Cost: $39,240,416)** ..............................      99.4%  $198,176,436
Other assets in excess of liabilities .................       1.0%     2,014,531
Distribution payable ..................................      (0.4)%     (754,729)
Payable to:
   Investment Adviser .................................       0.0%       (58,803)
   Managing General Partners ..........................       0.0%        (9,117)
   Custodian ..........................................       0.0%        (5,198)
   Transfer Agent .....................................       0.0%        (1,643)
                                                                    ------------
NET ASSETS
(Applicable to 605,695 partnership
   shares outstanding) ................................     100.0%  $199,361,477
                                                                    ============
                                                                    $     329.15
                                                                    ============
NET ASSETS APPLICABLE TO SHARES OWNED BY:
Limited partners
   (605,603 shares) ...................................             $199,331,195
Managing general partners
   (92 shares) ........................................                   30,282
                                                                    ------------
Total net assets ......................................             $199,361,477
                                                                    ============

*    Non-Income Producing

** At March 31, 2010, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost ..................   $ 36,167,433
                                      ------------
Gross unrealized appreciation .....    162,887,581
Gross unrealized depreciation .....       (878,578)
                                      ------------
Net unrealized appreciation .......   $162,009,003
                                      ============

The difference between book basis and tax basis of investments is attributable to the use of the individual partners' tax basis for those securities contributed to the Fund at its inception, as required by law.

ADR--American Depositary Receipt.

PLC--Public Limited Company

The following is a summary of inputs used, as of March 31, 2010 in valuing the Fund's investments carried at value:

                                                                              Level 2        Level 3
                                                  Total         Level 1     Significant    Significant
                                                Value at        Quoted       Observable   Unobservable
Fund                                            03/31/10         Price         Inputs        Inputs
----                                          ------------   ------------   -----------   ------------
CHESTNUT STREET EXCHANGE FUND
   Assets   Investments in Securities* ....   $198,176,436   $198,176,436       $--            $--
                                              ------------   ------------       ---            ---

*    See Statement of Net Assets details of industry breakout.

               See Accompanying Notes to Statement of Net Assets.

                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)
                        NOTES TO STATEMENT OF NET ASSETS
                                 MARCH 31, 2010
                                   (UNAUDITED)

(A)  SECURITY VALUATIONS

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

     FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Fund's net assets are summarized into three levels as described below:

          - Level 1 -- quoted prices in active markets for identical securities

          - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of March 31, 2010 is included with the Fund's Statement of Net Assets.

     For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Chestnut Street Exchange Fund


By (Signature and Title)* /s/ Edward J. Roach
                          ------------------------------------------------------
                          Edward J. Roach, President & Treasurer
                          (Principal Executive Officer & Principal Financial Officer)

Date May 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Edward J. Roach
                          ------------------------------------------------------
                          Edward J. Roach, President & Treasurer
                          (Principal Executive Officer & Principal Financial Officer)

Date May 19, 2010

* Print the name and title of each signing officer under his or her signature.